SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Trade Payables And Accrued Liabilities
Trades payables	$ 508,345	$ 322,235
VAT, income and dividend taxes payable	7,813	29,625
Salaries payable	59,979	50,078
Trade payables and accrued liabilities	$ 576,137	$ 401,938